Schedule of Investments

September 30, 2022 (unaudited)

Tactical Income Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(1)

Commercial Paper - 15.7%

Eaton Capital Unlimited Co, 3.40, due 10/12/2022		10,500,000	10,488,240

Total Commercial Paper	(Cost	$10,491,075)	10,488,240

Registered Investment Companies (U.S. Fixed Income) - 39.4%

BBH Limited Duration Fund - Class I		470,015	4,657,844
Diamond Hill Short Duration Securitized Bond Fund - Class Y		215,978	2,049,627
Frost Total Return Bond Fund - Class I		177,632	1,657,307
iShares Core 1-5 Year USD Bond ETF (4)		284,895	13,133,659
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (4)		78,102	3,848,867
PGIM Short-Term Corporate Bond Fund - Class Q		91,279	919,175

Total Registered Investment Companies (U.S. Fixed Income)	(Cost	$27,805,337)	26,266,479

Money Market Registered Investment Companies - 23.9%

Meeder Institutional Prime Money Market Fund, 2.85% (2)		15,964,810	15,961,617

Total Money Market Registered Investment Companies	(Cost	$15,958,085)	15,961,617

U.S. Government Obligations - 21.2%

Federal Home Loan Bank Discount Notes, 2.97, due 11/30/2022		14,160,000	14,087,372
Government National Mortgage Association, 6.50%, due 7/20/2038		61,056	65,795

Total U.S. Government Obligations	(Cost	$14,153,867)	14,153,167

Total Investments - 100.2%	(Cost	$68,408,364)	66,869,503

Liabilities less Other Assets - (0.2%)			(111,837)

Total Net Assets - 100.0%			66,757,666

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,349	15,352
Meeder Dynamic Allocation Fund - Retail Class		3,508	37,080
Meeder Muirfield Fund - Retail Class		1,902	15,292
Meeder Conservative Allocation Fund - Retail Class		394	8,164

Total Trustee Deferred Compensation	(Cost	$79,232)	75,888

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$42,228,096	$-
Level 2 - Other Significant Observable Inputs	24,641,407	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$66,869,503	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.

(3)	Assets of affiliates to the Tactical Income Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Exchange-traded fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.